Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	[1]	$ 527	$ 541
Short term borrowings, current portion of long term debt	[1]	$ 1,462	$ 4,776
Preferred stock, shares authorized	[1]	27,000,000	27,000,000
Preferred stock, shares issued	[1]	431	478
Common stock, par value (in dollars per share)	[1]	$ 0.05	$ 0.05
Common stock, shares authorized	[1]	12,000,000,000	12,000,000,000
Common stock, shares issued	[1]	9,369,000,000	9,332,000,000
Treasury stock, shares at cost	[1]	3,835,000,000	3,615,000,000

[1]	Amounts may not add due to rounding.